T. ROWE PRICE Emerging Markets Discovery Stock Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.5%
Common Stocks 1.5%
Tenaris (EUR)  3,704,072 65,639
Total Argentina (Cost
$30,933
)
65,639
BRAZIL 4.8%
Common Stocks 4.8%
Ambev  20,405,800 54,991
Banco BTG Pactual  13,347,800 56,796
Klabin  12,597,900 48,195
Multiplan Empreendimentos Imobiliarios  10,413,900 49,091
Total Brazil (Cost
$219,415
)
209,073
CHILE 1.8%
Common Stocks 1.8%
Banco de Chile  707,721,223 77,331
Total Chile (Cost
$68,147
)
77,331
CHINA 32.2%
Common Stocks 25.0%
Alibaba Group Holding (HKD) (1) 13,428,200 184,620
Baidu, Class A (HKD) (1) 6,670,014 112,123
Beijing Capital International Airport, Class H (HKD) (1) 53,838,000 40,947
China Construction Bank, Class H (HKD)  106,211,000 68,749
China Resources Gas Group (HKD)  18,194,300 76,511
Guangdong Investment (HKD) (2) 48,676,000 52,883
JOYY, ADR (USD)  714,461 25,492
KE Holdings, ADR (USD) (1) 5,479,487 100,494
Longfor Group Holdings (HKD)  13,680,350 45,201
Shandong Weigao Group Medical Polymer, Class H (HKD)  26,100,200 43,389
Tingyi Cayman Islands Holding (HKD)  24,688,000 41,071
Tongcheng Travel Holdings (HKD) (1) 32,988,400 74,745
Trip.com Group (HKD) (1) 2,406,050 88,508
Tsingtao Brewery, Class H (HKD)  8,790,000 84,866
Yangzijiang Shipbuilding Holdings (SGD)  60,550,900 59,694
1,099,293
Common Stocks - China A Shares 7.2%
China Oilfield Services, A Shares (CNH)  23,851,174 57,865
Fuyao Glass Industry Group, A Shares (CNH)  11,791,689 68,352
Inner Mongolia Yili Industrial Group, A Shares (CNH)  12,226,974 59,093

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
NARI Technology, A Shares (CNH)  16,059,612 62,949
Weichai Power, A Shares (CNH)  41,584,040 69,253
317,512
Total China (Cost
$1,325,289
)
1,416,805
HONG KONG 1.4%
Common Stocks 1.4%
Galaxy Entertainment Group  8,890,000 61,886
Total Hong Kong (Cost
$48,903
)
61,886
HUNGARY 1.6%
Common Stocks 1.6%
OTP Bank  2,352,693 70,890
Total Hungary (Cost
$90,843
)
70,890
INDIA 9.8%
Common Stocks 9.8%
Ashok Leyland  10,163,966 18,633
Hindalco Industries  8,869,108 51,260
ICICI Bank  8,182,340 84,027
Petronet LNG  25,257,713 67,421
Reliance Industries  2,252,445 65,054
Shree Cement  169,672 49,274
Shriram Finance  2,914,174 46,095
Tech Mahindra  3,812,801 47,660
Total India (Cost
$384,225
)
429,424
INDONESIA 2.1%
Common Stocks 2.1%
Bank Rakyat Indonesia Persero  305,166,607 93,585
Total Indonesia (Cost
$80,378
)
93,585
MALAYSIA 2.2%
Common Stocks 2.2%
CIMB Group Holdings  72,228,825 97,556
Total Malaysia (Cost
$80,955
)
97,556

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
MEXICO 6.5%
Common Stocks 6.5%
Fresnillo (GBP)  4,934,510 50,124
Gruma, Class B  5,419,455 78,602
Grupo Aeroportuario del Pacifico, ADR (USD)  353,312 60,971
Grupo Mexico, Series B  16,659,464 74,094
Orbia Advance  10,186,776 20,297
Total Mexico (Cost
$236,339
)
284,088
NETHERLANDS 1.3%
Common Stocks 1.3%
Prosus (ZAR)  718,307 57,628
Total Netherlands (Cost
$49,113
)
57,628
POLAND 1.5%
Common Stocks 1.5%
Powszechny Zaklad Ubezpieczen  7,706,262 65,503
Total Poland (Cost
$60,236
)
65,503
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (1)(3) 27,929,000 —
Novatek (3) 1,864,000 —
Yandex, Class A (USD) (1)(3) 1,064,100 —
Total Russia (Cost
$111,742
)
—
SAUDI ARABIA 3.4%
Common Stocks 3.4%
Saudi Basic Industries  1,533,731 38,060
Saudi British Bank  6,645,658 64,392
Saudi National Bank  3,729,022 47,208
Total Saudi Arabia (Cost
$143,144
)
149,660
SINGAPORE 1.3%
Common Stocks 1.3%
Jardine Cycle & Carriage  2,675,900 59,324
Total Singapore (Cost
$45,240
)
59,324

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 2.5%
Common Stocks 2.5%
FirstRand  19,478,468 72,374
Kumba Iron Ore  1,293,741 39,615
Total South Africa (Cost
$107,563
)
111,989
SOUTH KOREA 12.2%
Common Stocks 12.2%
Amorepacific (1) 239,103 28,421
CJ CheilJedang  159,256 44,681
Hyundai Motor  501,657 68,387
Kangwon Land (1) 3,162,781 60,605
KT (1) 1,517,422 43,240
Lotte Chemical (1) 327,109 47,227
Samsung Electronics  4,875,284 242,839
Total South Korea (Cost
$594,999
)
535,400
SWITZERLAND 1.6%
Common Stocks 1.6%
Holcim  1,140,806 68,203
Total Switzerland (Cost
$57,771
)
68,203
TAIWAN 6.7%
Common Stocks 6.7%
ASE Technology Holding  15,143,000 51,093
Bizlink Holding  5,507,000 48,311
Hon Hai Precision Industry  32,542,000 108,519
MediaTek  3,642,000 87,994
Total Taiwan (Cost
$323,482
)
295,917
THAILAND 2.9%
Common Stocks 2.9%
Bangkok Dusit Medical Services, Class F  63,149,900 56,789
Land & Houses, NVDR  233,902,700 70,292
Total Thailand (Cost
$102,888
)
127,081

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 1.5%
Common Stocks 1.5%
Prudential  3,840,901 63,817
Total United Kingdom (Cost
$57,272
)
63,817
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.36% (4)(5) 48,170,215 48,170
Total Short-Term Investments (Cost $48,170) 48,170
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.36% (4)(5) 439,777 440
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 440
Total Securities Lending Collateral (Cost $440) 440
Total Investments in Securities 99.9%
(Cost $4,267,487) $ 4,389,409
Other Assets Less Liabilities 0.1% 4,706
Net Assets 100.0% $ 4,394,115
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2023.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE Emerging Markets Discovery Stock Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
SGD Singapore Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Discovery Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 763++
Totals $ —# $ — $ 763+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 118,908  ¤  ¤ $ 48,610
Total $ 48,610^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $763 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $48,610.

T. ROWE PRICE Emerging Markets Discovery Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Discovery Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 186,957 $ 4,153,842 $ — $ 4,340,799
Short-Term Investments 48,170 — — 48,170
Securities Lending Collateral 440 — — 440
Total $ 235,567 $ 4,153,842 $ — $ 4,389,409

T. ROWE PRICE Emerging Markets Discovery Stock Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F34-054Q1 01/23